Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Marketable Securities [Abstract]
Schedule of financial instruments
	December 31,
	2017	2016
	U.S. dollars in thousands

Marketable securities	298	414

	298	414

Schedule of Changes in marketable securities
	December 31,
	2017	2016
	U.S. dollars in thousands

Fair value opening balance	414	251
Changes in fair value during the period	(116)	163

	298	414